Financial risk management and derivative financial instruments - Disclosure of Short-term Deposits by Counterparty Credit Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Short-term deposits	$ 411	$ 632
Money market funds	415	375
Repurchase agreement collateral	40	136
AAA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	415	375
Repurchase agreement collateral	26	110
AA plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreement collateral	9	6
AA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreement collateral	2	0
AA minus Credit Rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	41	129
Money market funds	0	0
Repurchase agreement collateral	3	20
A plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	107	147
Money market funds	0	0
Repurchase agreement collateral	0	0
A credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	249	258
Money market funds	0	0
Repurchase agreement collateral	0	0
A minus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	77
Money market funds	0	0
Repurchase agreement collateral	0	0
BBB plus and below [Member]
Disclosure of credit risk exposure [line items]
Short-term deposits	14	21
Money market funds	0	0
Repurchase agreement collateral	$ 0	$ 0